Schedule of Investments
November 30, 2021 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 96.65%

Automobiles - 1.50%
Tesla, Inc. (2)			185	211,781

Automobiles & Components - 1.53%
Toyota Motor Corp. - ADR			391	69,539
XPEL, Inc. (2)			2,028	145,793

				215,332

Banks - 7.43%
Allegiance Bancshares, Inc.			1,705	68,933
CBTX, Inc.			1,056	29,357
Comerica, Inc.			783	64,621
Cullen/Frost Bankers, Inc.			663	83,465
First Financial Bankshares, Inc.			3,095	154,502
Hilltop Holdings, Inc.			2,791	94,978
Independent Bank Group, Inc.			1,416	98,313
International Bancshares Corp.			1,730	72,677
Mr. Cooper Group, Inc. (2)			913	35,854
Prosperity Bancshares, Inc.			802	57,167
Southside Bancshares, Inc.			1,890	77,017
Triumph Bancorp, Inc. (2)			500	63,675
Veritex Holdings, Inc.			3,663	145,165

				1,045,724

Capital Goods - 16.02%
AZZ, Inc.			2,753	142,853
Builders FirstSource, Inc. (2)			2,382	165,406
ChargePoint Holdings, Inc. (2)			2,570	65,586
Comfort Systems USA, Inc.			1,033	98,001
Cornerstone Building Brands, Inc. (2)			3,670	57,692
CSW Industrials, Inc.			563	67,673
DXP Enterprises, Inc. (2)			3,420	94,495
Encore Wire Corp.			2,054	288,505
Fluor Corp. (2)			7,670	169,584
Hyliion Holdings Corp. Class A (2)			2,555	16,940
IES Holdings, Inc. (2)			2,069	99,291
Jacobs Engineering Group, Inc.			279	39,774
Lennox International, Inc. (2)			464	143,385
NOW, Inc. (2)			16,484	137,806
Quanex Building Products Corp.			3,903	83,407
Quanta Services, Inc.			1,247	141,884
Rush Enterprises, Inc. Class A			4,521	230,390
Sterling Construction Co., Inc. (2)			3,060	78,856
Textron, Inc.			1,331	94,235
Thermon Group Holdings, Inc. (2)			2,368	40,872

				2,256,635

Chemicals - 3.77%
Celanese Corp. Series A			484	73,258
Huntsman Corp.			2,454	77,767
Kronos Worldwide, Inc.			2,092	29,288
Orion Engineered Carbons SA (Luxembourg) (2)			7,790	136,714
Valhi, Inc.			2,075	54,741
Westlake Chemical Corp.			1,716	159,451

				531,219

Commercial & Professional Services - 2.34%
Copart, Inc. (2)			961	139,499
Insperity, Inc.			485	56,134
Waste Management, Inc.			832	133,677

				329,310

Construction & Engineering - 2.04%
Aecom (2)			2,018	139,121
KBR, Inc.			3,378	148,632

				287,753

Construction Materials - 1.01%
Eagle Materials, Inc.			919	141,728

Consumer Durables & Apparel - 2.97%
Callaway Golf Co. (2)			4,493	121,131
D.R. Horton, Inc. (2)			1,507	147,234
Green Brick Partners, Inc. (2)			3,292	82,135
LGI Homes, Inc. (2)			469	67,377

				417,877

Consumer Services - 3.04%
Brinker International, Inc. (2)			1,331	46,053
Service Corp. International			2,777	183,726
Six Flags Entertainment Corp. (2)			1,566	57,269
Wingstop, Inc.			880	141,328

				428,376

Diversified Financials - 4.87%
Main Street Capital Corp.			4,036	179,360
Sixth Street Specialty Lending, Inc.			2,756	65,731
Texas Pacific Land Trust			195	235,710
The Charles Schwab Corp.			1,206	93,332
Victory Capital Holdings, Inc.			3,204	112,332

				686,465

Electric Housewares & Fans - 0.63%
Helen of Troy Ltd. (Bermuda) (2)			368	88,504

Energy - 0.30%
Marathon Petroleum Corp.			696	42,352

Energy Equipment & Services - 1.45%
Cactus, Inc. Class A			2,341	85,447
National Energy Services Reunited Corp. (2)			3,265	32,356
Select Energy Services, Inc. Class A (2)			11,050	63,316
U.S. Silica Holdings, Inc. (2)			2,330	22,601

				203,720

Engineering & Construction - 0.76%
Arcosa, Inc.			2,088	106,843

Food, Beverage & Tobacco - 0.99%
Darling Ingredients, Inc. (2)			519	35,043
Keurig Dr. Pepper, Inc.			3,078	104,621

				139,664

Health Care Equipment & Services - 4.00%
AMN Healthcare Services, Inc. (2)			595	67,836
Atrion Corp.			127	90,169
CorVel Corp. (2)			606	113,928
Hanger, Inc. (2)			1,960	33,065
McKesson Corp.			857	185,763
Tenet Healthcare Corp. (2)			520	37,892
U.S. Physical Therapy, Inc. (2)			405	34,822

				563,475

Household & Personal Products - 0.46%
Kimberly-Clark Corp. (2)			500	65,155

Insurance - 4.15%
American National Insurance Co.			724	137,017
Goosehead Insurance, Inc. Class A (2)			1,043	136,967
Stewart Information Service Corp.			3,323	236,664
XL Fleet Corp. Class A (2)			16,320	74,093

				584,741

Integrated Oil & Gas - 1.19%
Exxon Mobil Corp.			1,414	84,614
Occidental Petroleum Corp.			2,815	83,464

				168,078

Leisure Products - 1.14%
YETI Holdings, Inc. (2)			1,746	160,911

Machinery-Diversified - 0.53%
Flowserve Corp.			2,505	75,100

Media & Entertainment - 0.32%
Bumble, Inc. Class A (2)			1,315	45,052

Oil & Gas Drilling - 0.46%
Patterson-UTI Energy, Inc.			9,117	64,366

Oil & Gas Equipment Services - 1.50%
Halliburton Co.			3,697	79,818
ProPetro Holding Corp. (2)			6,638	54,564
Schlumberger Ltd.			2,678	76,805

				211,187

Oil & Gas Exploration & Production - 3.12%
ConocoPhillips			424	29,735
Diamondback Energy, Inc.			880	93,922
EOG Resources, Inc.			1,019	88,653
Kosmos Energy Ltd. (2)			6,530	23,900
Matador Resources Co.			2,288	89,850
Range Resources Corp. (2)			2,872	56,176
Southwestern Energy Co. (2)			7,868	35,249
W&T Offshore Inc. (2)			6,215	21,380

				438,865

Oil & Gas Refining & Marketing - 1.04%
CVR Energy, Inc. (2)			3,523	54,994
Par Pacific Holdings, Inc. (2)			1,675	22,680
Phillips 66			490	33,893
Valero Energy Corp.			519	34,742

				146,309

Oil & Gas Storage & Transportation - 2.51%
Cheniere Energy, Inc.			1,060	111,099
EnLink Midstream LLC (2)			5,881	38,285
Targa Resources Corp.			3,965	204,713

				354,097

Oil, Gas & Consumable Fuels - 3.89%
Altus Midstream Co. Class A			647	41,007
APA Corp.			3,775	97,282
Berry Corp.			6,379	51,925
Brigham Minerals, Inc. Class A			2,314	48,038
Magnolia Oil & Gas Corp. Class A			11,128	211,098
Pioneer Natural Resources Co.			293	52,248
Uranium Energy Corp. (2)			11,684	45,801

				547,399

Pharmaceuticals, Biotechnology & Life Science - 1.83%
Cassava Sciences, Inc. (2)			1,366	73,067
Castle Biosciences, Inc. (2)			1,706	70,509
Instil Bio, Inc. (2)			802	17,628
Lexicon Pharmaceuticals, Inc. (2)			16,150	73,967
XBiotech, Inc. (Canada) (2)			1,751	22,098

				257,269

Retail & Whsle - Discertionary - 0.97%
Academy Sports & Outdoors, Inc. (2)			3,050	136,091

Retailing - 1.86%
Amazon.com, Inc. (2)			40	140,283
Conn's, Inc. (2)			2,970	64,984
The Container Store Group, Inc. (2)			4,899	56,975

				262,242

Semiconductors & Semiconductor Equipment - 3.78%
Cirrus Logic, Inc. (2)			1,735	139,112
Diodes, Inc. (2)			1,732	184,198
Texas Instruments, Inc.			1,086	208,914

				532,224

Software & Services - 6.22%
Alkami Technology, Inc. (2)			2,995	85,926
Blucora, Inc. (2)			6,156	99,666
Digital Turbine, Inc. (2)			4,110	218,077
E2open Parent Holdings, Inc. Class A (2)			6,850	83,433
Match Group, Inc. Class A (2)			276	35,877
Moneygram International, Inc. (2)			13,590	80,589
PROS Holdings, Inc. (2)			2,412	87,604
Sabre Corp. (2)			8,970	67,544
Tyler Technologies, Inc. (2)			161	83,556
Upland Software, Inc. (2)			1,700	33,286

				875,558

Technology Hardware & Equipment - 3.95%
Apple, Inc. (2)			694	114,718
Benchmark Electronics, Inc. (2)			6,180	145,724
Dell Technologies, Inc. Class C (2)			1,180	66,635
Hewlett Packard Enterprise Co.			8,680	124,558
Ribbon Communications, Inc. (2)			19,095	104,068

				555,703

Transportation - 0.87%
Daseke, Inc. (2)			4,060	39,179
Kirby Corp. (2)			1,594	83,239

				122,418

Utilities - 2.22%
CenterPoint Energy, Inc.			5,200	134,732
NRG Energy, Inc.			3,224	116,129
Sunnova Energy International, Inc. (2)			1,653	61,111

				311,972

Total Common Stock			(Cost $ 10,809,559)	13,611,495

Real Estate Investment Trust - 0.92%

Real Estate Investment Trust - 0.92%
The Howard Hughes Corp. (2)			1,586	130,036

Total Real Estate Investment Trust			(Cost $ 115,865)	130,036

Warrants - 0.03%

Intergrated Oil & Gas - 0.03%
Occidental Petroleum Corp. Warrants Expires August 3, 2027 (2)			301	3,763

Total Warrants			(Cost $ 0)	3,763

Money Market Registered Investment Companies - 0.34%

Federated Hermes Government Obligations Fund - Institutional Class, 0.03% (3)			48,402	48,402

Total Money Market Registered Investment Companies			(Cost $ 48,402)	48,402

Total Investments - 99.99%			(Cost $ 11,286,973)	14,081,096

Liabilities in Excess of Other Assets - 0.01%				1,729

Total Net Assets - 100.00%				14,082,825

Purchased Options - 2.04%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Call Options (2)
iShares 20+ Year Treasury Bond ETF, Strike $152.00	400	1/21/2022	6,080,000	132,000
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $105.00	100	1/21/2022	1,050,000	42,300
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $100.00	100	3/18/2022	1,000,000	93,000
VanEck Vectors Gold Miners ETF, Strike $34.00	300	1/21/2022	1,020,000	20,100

	900		9,150,000	287,400

Total Options			(Cost $ 313,147)	287,400

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$14,081,096	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$14,081,096	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2021.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at November 30, 2020.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.